Pioneer Corporate High Yield Fund
Schedule of Investments  |  November 30, 2021

A: RCRAX	C: RCRCX	Y: RCRYX

Schedule of Investments  |  11/30/21
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 98.4%
	Common Stock — 0.0% of Net Assets†
	Energy Equipment & Services — 0.0%†
1,147(a)	FTS International, Inc., Class A	$ 30,212
	Total Energy Equipment & Services	$30,212
	Total Common Stock (Cost $30,798)	$30,212

Principal Amount USD ($)
	Corporate Bonds — 93.2% of Net Assets
	Advertising — 2.6%
275,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 282,563
170,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	177,189
429,000	Midas OpCo Holdings LLC, 5.625%, 8/15/29 (144A)	432,217
100,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	97,250
380,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	395,200
301,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	303,257
	Total Advertising	$1,687,676
	Aerospace & Defense — 0.9%
180,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$ 185,697
370,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	380,737
	Total Aerospace & Defense	$566,434
	Airlines — 0.4%
75,000	Air Canada, 3.875%, 8/15/26 (144A)	$ 74,758
70,000	American Airlines Group, Inc. Pass-Through Trust Series 2021-1, 3.95%, 7/11/30	70,719
125,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	127,656
	Total Airlines	$273,133
	Auto Manufacturers — 3.0%
200,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	$ 204,000
895,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	923,023
540,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	569,160
256,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	267,233
	Total Auto Manufacturers	$1,963,416
1Pioneer Corporate High Yield Fund |  | 11/30/21

Principal Amount USD ($)		Value
	Auto Parts & Equipment — 1.3%
335,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$ 342,537
475,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	482,125
	Total Auto Parts & Equipment	$824,662
	Banks — 1.3%
400,000(b)(c)	Credit Suisse Group AG, 6.375% (5 Year CMT Index + 482 bps)	$ 425,500
125,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	117,204
317,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	315,415
	Total Banks	$858,119
	Biotechnology — 0.5%
335,000	Grifols Escrow Issuer S.A., 4.75%, 10/15/28 (144A)	$ 331,650
	Total Biotechnology	$331,650
	Building Materials — 2.8%
250,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	$ 251,088
450,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	469,125
200,000	CP Atlas Buyer, Inc., 7.00%, 12/1/28 (144A)	192,000
613,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	623,727
313,000	Patrick Industries, Inc., 7.50%, 10/15/27 (144A)	331,780
	Total Building Materials	$1,867,720
	Chemicals — 2.8%
137,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	$ 145,236
150,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (144A)	154,875
230,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	226,200
313,000	Olin Corp., 5.00%, 2/1/30	327,085
200,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	202,336
370,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	370,463
408,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	394,777
	Total Chemicals	$1,820,972
	Commercial Services — 6.8%
20,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 20,600
275,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	288,062
209,000	APX Group, Inc., 5.75%, 7/15/29 (144A)	203,775
753,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	782,781
391,000	Brink's Co., 4.625%, 10/15/27 (144A)	398,820
Pioneer Corporate High Yield Fund |  | 11/30/212

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
80,000	Brink's Co., 5.50%, 7/15/25 (144A)	$ 83,294
465,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	455,119
692,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	676,430
105,000	HealthEquity, Inc., 4.50%, 10/1/29 (144A)	104,081
190,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	192,793
115,000	Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 7/15/29 (144A)	111,210
95,000	Nielsen Finance LLC/Nielsen Finance Co., 4.75%, 7/15/31 (144A)	92,150
295,000	PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (144A)	300,900
35,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	36,662
420,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	426,754
300,000	Sotheby's, 7.375%, 10/15/27 (144A)	313,500
	Total Commercial Services	$4,486,931
	Computers — 2.3%
469,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	$ 497,793
329,000	KBR, Inc., 4.75%, 9/30/28 (144A)	333,935
540,000	NCR Corp., 5.00%, 10/1/28 (144A)	545,400
150,000	NCR Corp., 5.25%, 10/1/30 (144A)	152,126
	Total Computers	$1,529,254
	Diversified Financial Services — 4.7%
65,000	Alliance Data Systems Corp., 4.75%, 12/15/24 (144A)	$ 65,894
250,000	Alliance Data Systems Corp., 7.00%, 1/15/26 (144A)	262,500
431,493	Avation Capital S.A. PIK, 8.25%, 10/31/26 (144A)	358,139
429,165	Global Aircraft Leasing Co., Ltd. PIK, 6.50%, 9/15/24 (144A)	415,938
200,000	Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 8/15/28 (144A)	200,000
490,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27 (144A)	505,940
242,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	242,000
245,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	233,262
305,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	300,458
454,000	VistaJet Malta Finance Plc / XO Management Holding, Inc., 10.50%, 6/1/24 (144A)	485,780
	Total Diversified Financial Services	$3,069,911
3Pioneer Corporate High Yield Fund |  | 11/30/21

Principal Amount USD ($)		Value
	Electric — 3.5%
275,000	Calpine Corp., 4.625%, 2/1/29 (144A)	$ 263,312
70,000	Calpine Corp., 5.125%, 3/15/28 (144A)	69,297
215,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	212,510
85,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	83,521
105,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	103,950
135,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	129,263
195,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	185,145
290,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	278,356
100,127	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	106,636
55,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	53,963
830,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	852,323
	Total Electric	$2,338,276
	Electrical Components & Equipments — 1.1%
389,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$ 383,618
310,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	327,459
	Total Electrical Components & Equipments	$711,077
	Electronics — 0.5%
110,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$ 110,275
175,000	Sensata Technologies, Inc., 3.75%, 2/15/31 (144A)	171,937
80,000	TTM Technologies, Inc., 4.00%, 3/1/29 (144A)	77,710
	Total Electronics	$359,922
	Energy-Alternate Sources — 0.5%
300,000	Renewable Energy Group, Inc., 5.875%, 6/1/28 (144A)	$ 305,250
	Total Energy-Alternate Sources	$305,250
	Engineering & Construction — 1.9%
140,000	Arcosa, Inc., 4.375%, 4/15/29 (144A)	$ 141,273
760,000	Artera Services LLC, 9.033%, 12/4/25 (144A)	763,800
164,000	Dycom Industries, Inc., 4.50%, 4/15/29 (144A)	165,117
160,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	160,301
	Total Engineering & Construction	$1,230,491
	Entertainment — 2.5%
110,000	Caesars Entertainment, Inc., 4.625%, 10/15/29 (144A)	$ 107,250
430,000	Mohegan Gaming & Entertainment, 8.00%, 2/1/26 (144A)	440,432
Pioneer Corporate High Yield Fund |  | 11/30/214

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Entertainment — (continued)
696,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	$ 732,630
350,000	SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29 (144A)	351,278
	Total Entertainment	$1,631,590
	Environmental Control — 0.9%
130,000	GFL Environmental, Inc., 4.00%, 8/1/28 (144A)	$ 126,110
270,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	262,667
201,000	Tervita Corp., 11.00%, 12/1/25 (144A)	230,266
	Total Environmental Control	$619,043
	Food — 2.8%
950,000	FAGE International S.A./FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	$ 967,860
280,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/30 (144A)	279,328
135,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/32 (144A)	134,255
403,000	Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29 (144A)	396,556
95,000	US Foods, Inc., 4.625%, 6/1/30 (144A)	95,484
	Total Food	$1,873,483
	Forest Products & Paper — 2.4%
344,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 347,440
334,000	Mercer International, Inc., 5.125%, 2/1/29	329,825
650,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	670,313
259,000	Sylvamo Corp., 7.00%, 9/1/29 (144A)	265,151
	Total Forest Products & Paper	$1,612,729
	Healthcare-Products — 0.4%
255,000	Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29 (144A)	$ 251,813
	Total Healthcare-Products	$251,813
	Healthcare-Services — 3.1%
229,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$ 221,111
100,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29 (144A)	99,250
318,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	334,759
54,000	RegionalCare Hospital Partners Holdings Inc / LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	56,632
70,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25 (144A)	70,613
423,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	450,495
340,000	Tenet Healthcare Corp., 4.375%, 1/15/30 (144A)	339,218
5Pioneer Corporate High Yield Fund |  | 11/30/21

Principal Amount USD ($)		Value
	Healthcare-Services — (continued)
135,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	$ 138,544
353,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	360,942
	Total Healthcare-Services	$2,071,564
	Home Builders — 1.1%
310,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 339,930
202,000	KB Home, 4.00%, 6/15/31	203,998
205,000	M/I Homes, Inc., 3.95%, 2/15/30	202,438
	Total Home Builders	$746,366
	Household Products/Wares — 0.2%
105,000	Central Garden & Pet Co., 4.125%, 4/30/31 (144A)	$ 105,263
	Total Household Products/Wares	$105,263
	Iron & Steel — 1.7%
85,000	Allegheny Technologies, Inc., 4.875%, 10/1/29	$ 83,983
45,000	Allegheny Technologies, Inc., 5.125%, 10/1/31	44,442
366,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	386,587
6,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	6,752
225,000	Commercial Metals Co., 3.875%, 2/15/31	223,875
360,000	TMS International Corp., 6.25%, 4/15/29 (144A)	361,800
	Total Iron & Steel	$1,107,439
	Leisure Time — 2.2%
50,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 51,264
EUR100,000	Carnival Corp., 7.625%, 3/1/26 (144A)	118,275
115,000	Carnival Corp., 10.50%, 2/1/26 (144A)	131,100
290,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	282,640
75,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	73,111
85,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	82,662
360,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	381,836
28,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25 (144A)	31,349
290,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	279,125
	Total Leisure Time	$1,431,362
	Lodging — 0.3%
210,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 208,500
	Total Lodging	$208,500
	Media — 3.1%
100,000	Audacy Capital Corp., 6.75%, 3/31/29 (144A)	$ 97,895
355,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	349,675
Pioneer Corporate High Yield Fund |  | 11/30/216

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Media — (continued)
121,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	$ 123,420
800,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	744,000
236,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	49,450
215,000	DISH DBS Corp., 5.25%, 12/1/26 (144A)	213,140
362,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	352,950
145,000	News Corp., 3.875%, 5/15/29 (144A)	142,500
	Total Media	$2,073,030
	Mining — 2.6%
340,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 324,768
421,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	423,682
265,000	First Quantum Minerals, Ltd., 7.50%, 4/1/25 (144A)	272,261
177,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	183,637
339,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	328,715
65,000	Novelis Corp., 3.25%, 11/15/26 (144A)	64,943
100,000	Novelis Corp., 3.875%, 8/15/31 (144A)	96,500
	Total Mining	$1,694,506
	Oil & Gas — 8.9%
302,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 319,365
512,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	526,397
151,000	Colgate Energy Partners III LLC, 7.75%, 2/15/26 (144A)	160,474
535,000	Energean Plc, 6.50%, 4/30/27 (144A)	529,008
365,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	358,613
83,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31 (144A)	83,000
200,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	185,002
425,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	421,494
50,000	Nabors Industries, Inc., 7.375%, 5/15/27 (144A)	49,005
182,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	154,700
300,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	301,500
475,000	Occidental Petroleum Corp., 4.40%, 4/15/46	466,763
420,000	Parkland Corp., 4.625%, 5/1/30 (144A)	411,705
66,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	60,885
66,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	63,733
210,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	216,300
324,000	Southwestern Energy Co., 5.375%, 3/15/30	337,365
350,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	343,875
7Pioneer Corporate High Yield Fund |  | 11/30/21

Principal Amount USD ($)		Value
	Oil & Gas — (continued)
205,000	Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30 (144A)	$ 202,950
360,000	Tap Rock Resources LLC, 7.00%, 10/1/26 (144A)	361,800
19,163	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	18,300
260,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	258,440
	Total Oil & Gas	$5,830,674
	Oil & Gas Services — 0.1%
70,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	$ 64,925
	Total Oil & Gas Services	$64,925
	Packaging & Containers — 1.1%
125,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	$ 150,000
405,000	OI European Group BV, 4.75%, 2/15/30 (144A)	404,587
164,000	TriMas Corp., 4.125%, 4/15/29 (144A)	164,000
	Total Packaging & Containers	$718,587
	Pharmaceuticals — 2.9%
155,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 153,356
200,000	Jazz Securities DAC, 4.375%, 1/15/29 (144A)	203,764
200,000	Organon & Co/Organon Foreign Debt Co.-Issuer BV, 4.125%, 4/30/28 (144A)	199,528
270,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	272,025
380,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	383,800
467,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	467,560
260,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	254,072
	Total Pharmaceuticals	$1,934,105
	Pipelines — 3.4%
202,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 204,728
20,000	DCP Midstream Operating LP, 5.375%, 7/15/25	21,400
330,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	341,550
405,000(b)(c)	Energy Transfer LP Series G, 7.125% (5 Year CMT Index + 531 bps)	413,910
6,000	EnLink Midstream LLC, 5.375%, 6/1/29	6,030
357,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	337,365
185,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	183,389
235,000	Golar LNG, Ltd., 7.00%, 10/20/25 (144A)	229,712
Pioneer Corporate High Yield Fund |  | 11/30/218

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
369,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	$ 382,369
65,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29 (144A)	65,255
80,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33 (144A)	79,984
	Total Pipelines	$2,265,692
	Real Estate — 0.4%
270,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 271,350
	Total Real Estate	$271,350
	REITs — 3.6%
310,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	$ 304,962
680,000	Iron Mountain, Inc., 4.875%, 9/15/27 (144A)	691,397
50,000	iStar, Inc., 4.25%, 8/1/25	50,629
452,000	iStar, Inc., 4.75%, 10/1/24	467,047
115,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	113,850
610,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	637,828
95,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	91,675
	Total REITs	$2,357,388
	Retail — 3.6%
80,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$ 79,002
190,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	210,425
220,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	216,150
90,000	Gap, Inc., 3.625%, 10/1/29 (144A)	86,110
50,000	Gap, Inc., 3.875%, 10/1/31 (144A)	47,803
160,000	Group 1 Automotive, Inc., 4.00%, 8/15/28 (144A)	158,282
180,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	178,619
435,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	433,317
135,000	Lithia Motors, Inc., 3.875%, 6/1/29 (144A)	136,601
130,000	Macy's Retail Holdings LLC, 5.875%, 4/1/29 (144A)	138,294
235,000	Murphy Oil USA, Inc., 3.75%, 2/15/31 (144A)	226,342
194,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	195,940
50,000	SRS Distribution, Inc., 6.125%, 7/1/29 (144A)	50,125
206,000	Staples, Inc., 7.50%, 4/15/26 (144A)	204,538
	Total Retail	$2,361,548
9Pioneer Corporate High Yield Fund |  | 11/30/21

Principal Amount USD ($)		Value
	Software — 0.5%
340,000	Rackspace Technology Global, Inc., 5.375%, 12/1/28 (144A)	$ 328,100
	Total Software	$328,100
	Telecommunications — 4.9%
850,000	Altice France Holding S.A., 6.00%, 2/15/28 (144A)	$ 792,625
185,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	178,987
359,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	351,820
687,000	LogMeIn, Inc., 5.50%, 9/1/27 (144A)	683,565
445,000	Lumen Technologies, Inc., 4.50%, 1/15/29 (144A)	418,429
275,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	248,944
500,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	521,035
	Total Telecommunications	$3,195,405
	Transportation — 3.1%
450,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 426,996
219,000	Danaos Corp., 8.50%, 3/1/28 (144A)	239,258
140,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	138,908
300,000	Seaspan Corp., 6.50%, 4/29/26 (144A)	317,231
858,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	952,380
	Total Transportation	$2,074,773
	Trucking & Leasing — 0.5%
275,000	Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$ 305,594
	Total Trucking & Leasing	$305,594
	Total Corporate Bonds (Cost $60,597,369)	$61,359,723

Face Amount USD ($)
	Insurance-Linked Securities — 0.2% of Net Assets#
	Collateralized Reinsurance — 0.0%†
	Multiperil – Worldwide — 0.0%†
250,000(d)+	Cypress Re 2017, 1/31/23	$ 25
250,000(d)(e)+	Resilience Re, 5/1/22	—
		$25
	Total Collateralized Reinsurance	$25
Pioneer Corporate High Yield Fund |  | 11/30/2110

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
	Reinsurance Sidecars — 0.2%
	Multiperil – U.S. — 0.2%
500,000(d)+	Carnoustie Re 2017, 11/30/22	$ 65,900
1,500,000(f)+	Harambee Re 2018, 12/31/22	25,050
		$90,950
	Multiperil – Worldwide — 0.0%†
41,791(d)+	Berwick Re 2018-1, 12/31/22	$ 3,230
29,857(d)+	Berwick Re 2019-1, 12/31/22	3,568
25,000(d)(e)+	Eden Re II, 3/22/23 (144A)	7,478
250,000(f)+	Thopas Re 2018, 12/31/22	3,400
1,500,000(d)+	Versutus Re 2018, 12/31/22	—
250,000(f)+	Viribus Re 2018, 12/31/22	—
106,153(f)+	Viribus Re 2019, 12/31/22	4,437
		$22,113
	Total Reinsurance Sidecars	$113,063
	Total Insurance-Linked Securities (Cost $237,574)	$113,088

Shares
	TEMPORARY CASH INVESTMENTS — 5.0% of Net Assets
	Open-End Mutual Funds — 5.0%
3,286,466	Dreyfus Government Cash Management, Institutional Shares, 0.03%(g)	$ 3,286,466
		$3,286,466
	TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,286,466)	$3,286,466
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.4% (Cost $64,152,207)	$64,789,489
	OTHER ASSETS AND LIABILITIES — 1.6%	$1,054,919
	Net Assets — 100.0%	$65,844,408
bps	Basis Points
CMT	Constant Maturity Treasury Index
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
11Pioneer Corporate High Yield Fund |  | 11/30/21

(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2021, the value of these securities amounted to $53,471,031, or 81.2% of net assets.
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2021.
(d)	Issued as participation notes.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Issued as preference shares.
(g)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2021.
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Berwick Re 2018-1	1/29/2018	$6,104	$3,230
Berwick Re 2019-1	12/31/2018	3,568	3,568
Carnoustie Re 2017	1/5/2017	118,878	65,900
Cypress Re 2017	1/24/2017	840	25
Eden Re II	12/15/2017	1,494	7,478
Harambee Re 2018	12/19/2017	54,099	25,050
Resilience Re	2/8/2017	124	—
Thopas Re 2018	12/12/2017	32,742	3,400
Versutus Re 2018	1/31/2018	—	—
Viribus Re 2018	12/22/2017	19,725	—
Viribus Re 2019	3/25/2019	—	4,437
Total Restricted Securities			$113,088
% of Net assets			0.2%
Pioneer Corporate High Yield Fund |  | 11/30/2112

Schedule of Investments  |  11/30/21
(unaudited) (continued)
SWAP CONTRACT
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
5,550,000	Markit CDX North America High Yield Index Series 36	Pay	5.00%	6/20/26	$46,573	$(524,706)	$(478,133)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$46,573	$(524,706)	$(478,133)
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
610,000	Markit CDX North America High Yield Index Series 37	Receive	5.00%	12/20/26	$49,438	$6,127	$55,565
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$49,438	$6,127	$55,565
TOTAL SWAP CONTRACTS					$96,011	$(518,579)	$(422,568)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
(3)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR	— Euro
13Pioneer Corporate High Yield Fund |  | 11/30/21

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2021, in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stock	$30,212	$—	$—	$30,212
Corporate Bonds	—	61,359,723	—	61,359,723
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	—	—	25	25
Reinsurance Sidecars
Multiperil – U.S.	—	—	90,950	90,950
Multiperil – Worldwide	—	—	22,113	22,113
Open-End Mutual Funds	3,286,466	—	—	3,286,466
Total Investments in Securities	$3,316,678	$61,359,723	$113,088	$64,789,489
Other Financial Instruments
Swap contracts, at value	$—	$(422,568)	$—	$(422,568)
Total Other Financial Instruments	$—	$(422,568)	$—	$(422,568)
Pioneer Corporate High Yield Fund |  | 11/30/2114

Schedule of Investments  |  11/30/21
(unaudited) (continued)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Insurance- Linked Securities	Total
Balance as of 8/31/21	$31,806	$113,722	$145,528
Realized gain (loss)	10,544	(228)	10,316
Changed in unrealized appreciation (depreciation)	(6,696)	21,867	15,171
Accrued discounts/premiums	—	(21,511)	(21,511)
Purchases	—	—	—
Sales	(35,654)	(762)	(36,416)
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—
Balance as of 11/30/21	$—	$113,088	$113,088
*	Transfers are calculated on the beginning of period value. During the three months ended November 30, 2021, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at November 30, 2021:	$22,308
15Pioneer Corporate High Yield Fund |  | 11/30/21